Equity (Details) - CLP ($) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 23, 2023	Mar. 17, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Line Items]
Number of registered shares (in Shares)			101,017,081,114	101,017,081,114	101,017,081,114
Minimum distribution, percentage			30.00%	30.00%
Provision for dividends			$ 373,090	$ 422,830
Common Shareholders [Member]
Equity [Line Items]
Dividends per ordinary share (in Pesos per share)	$ 8.5820077349	$ 5.34393608948		$ 8.5820077349
Dividends paid			866,929	$ 539,827
Retained earnings from the previous year			$ 542,504